Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31
	2023	2024
	RMB	RMB
Accounts receivable	192,036	225,353
Less: Allowance for credit losses	(931)	(1,996)
Total accounts receivable, net	191,105	223,357

The movements in the allowance for credit losses were as follows:

For the Years Ended December 31,	2023 (RMB)	2024 (RMB)
Beginning balance	(268)	(931)
Addition in allowance for credit losses	(946)	(1,065)
Reversal in allowance for credit losses	268	–
Written off	15	–
Balance at end of the year	(931)	(1,996)

The Group’s recognized credit losses were nil, RMB 946 thousand, and RMB 1,065 thousand for the years ended December 31, 2022, 2023, and 2024, respectively.